INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Impairment of inventories	$ 0	$ 4,561
Depletion and amortization [Member]
Inventories [Line Items]
Impairment of inventories	$ 0	$ 1,510